Equity - Activity for restricted share units awarded (Details) - USD ($)	12 Months Ended		36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025
Share purchase options
Share based compensation	$ 2,943,458	$ 3,949,204
Restricted Share Units
Share purchase options
Unvested shares balance at beginning of the year	42,334	0	371,956
Granted (in shares)	370,098	63,500
Distributed (vested), Shares	36,168	21,166
Cancelled (in shares)	(4,308)
Unvested shares balance at end of the year	371,956	42,334
Unvested, Weighted Average Grant Date Fair Value, balance at beginning of the year	$ 5.66		$ 4.13
Granted, Weighted Average Grant Date Fair Value	4.04	$ 5.66
Distributed (vested), Weighted Average Grant Date Fair Value	5.00	5.66
Cancelled, Weighted Average Grant Date Fair Value	4.03
Unvested, Weighted Average Grant Date Fair Value, balance at end of the year	$ 4.13	$ 5.66
Share based compensation	$ 949,619	$ 142,940	$ 744,231